Intangible Assets and Goodwill - Somos - Anglo (Predecessor) (Details 4) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017
Intangible Assets and Goodwill
Number of CGUs	2
Somos - Anglo (Predecessor)
Intangible Assets and Goodwill
Number of CGUs		2
Years projected		5 years
Growth rate - %		5.00%
Discount rate - %		15.00%